SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Jan. 13, 2020
Defined Benefit Plan Disclosure [Line Items]
Ownership			100.00%
Medmen Enterprises Inc. [Member] | MMOF Vegas Retail, Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | MME VMS, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Jose
Purpose	Dispensary
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Viktoriya’s Medical Supplies, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Project Compassion Venture, LLC [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Medmen Enterprises Inc. [Member] | Kannaboost Technology Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Scottsdale and Tempe, Arizona
Purpose	Dispensaries
Ownership	0.00%	100.00%
Manlin I, LLC[Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - West Hollywood
Purpose	Dispensary
Ownership	100.00%	100.00%
Farmacy Collective [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - West Hollywood
Purpose	Dispensary
Ownership	100.00%	100.00%
The Source Santa Ana [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Orange County - Santa Ana
Purpose	Dispensary
Ownership	100.00%	100.00%
CYON Corporation, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - Beverly Hills
Purpose	Dispensary
Ownership	100.00%	100.00%
BH Fund II Group, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF Downtown Collective, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Los Angeles - Downtown
Purpose	Dispensary
Ownership	100.00%	100.00%
Advanced Patients' Collective [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
DT Fund II Group, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF San Diego Retail, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Diego - Kearny Mesa
Purpose	Dispensary
Ownership	100.00%	100.00%
San Diego Retail Group II, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF Venice, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Venice Beach - Lincoln Blvd.
Purpose	Dispensary
Ownership	100.00%	100.00%
The Compassion Network, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF PD, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Palm Desert
Purpose	Dispensary
Ownership	100.00%	100.00%
MMOF Palm Desert, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF SM, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Santa Monica
Purpose	Dispensary
Ownership	100.00%	100.00%
MMOF Santa Monica, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MMOF Fremont, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - Downtown Arts District
Purpose	Dispensary
Ownership	100.00%	100.00%
MMOF Fremont Retail, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MME SF Retail, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Francisco
Purpose	Dispensary
Ownership	100.00%	100.00%
MMOF Vegas, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - North Las Vegas
Purpose	Dispensary
Ownership	100.00%	100.00%
MMOF Vegas 2, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Las Vegas - Cannacopia
Purpose	Dispensary
Ownership	100.00%	100.00%
Project Compassion NY, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MedMen NY, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	New York (Manhattan / Syracuse / Lake Success / Buffalo)
Purpose	Dispensaries
Ownership	100.00%	100.00%
MME IL Group LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Oak Park, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
Future Transactions Holdings, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
MME Seaside, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Seaside, California
Purpose	Dispensary
Ownership	0.00%	100.00%
PHSL, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
MME Sorrento Valley, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	San Diego – Sorrento Valley
Purpose	Dispensary
Ownership	100.00%	100.00%
Sure Felt, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	100.00%	100.00%
Rochambeau, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Emeryville, California
Purpose	Dispensary
Ownership	100.00%	100.00%
CSI Solutions, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Ownership	0.00%	100.00%
MME AZ Group, LLC[Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Dispensary
Ownership	100.00%	100.00%
EBA Holdings, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Mesa, Arizona
Purpose	Cultivation and Production Facility
Ownership	100.00%	100.00%
MattnJeremy, Inc. [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Long Beach, California
Purpose	Dispensary
Ownership	100.00%	100.00%
Milkman, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Grover Beach, California
Purpose	Dispensary
Ownership	0.00%	100.00%
MME 1001 North Retail, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Chicago, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
MME Evanston Retail, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Evanston, Illinois
Purpose	Dispensary
Ownership	100.00%	100.00%
MME Morton Grove Retail, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Morton Grove, Illinois
Purpose	Dispensary
Ownership	100.00%	0.00%
MedMen Boston, LLC [Member] | Medmen Enterprises Inc. [Member]
Defined Benefit Plan Disclosure [Line Items]
Location	Boston, Massachusetts
Purpose	Dispensary
Ownership	90.00%	0.00%